DERIVATIVE LIABILITIES (Details) - USD ($)		Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
September Bought Deal Equity Financing	[1]	7,840,909
December Bought Deal Equity Financing	[2]	13,640,000
March 2021 Private Placement	[3]	50,000,000
Total		71,480,909
Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
September Bought Deal Equity Financing			7,840,909
December Bought Deal Equity Financing			13,640,000
March 2021 Private Placement			50,000,000
Total			71,480,909
Derivative Liabilities One [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Balance at Beginning of Period		$ 6,935,000
Initial Recognition of Derivative Liabilities		30,501,000
Change in Fair Value of Derivative Liabilities		(16,212,000)
Balance at End of Period		$ 21,224,000
Derivative Liabilities One [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Balance at Beginning of Period			$ 546,076	$ 9,343,485
Initial Recognition of Derivative Liabilities			7,228,211
Change in Fair Value of Derivative Liabilities			(838,767)	(8,797,409)
Balance at End of Period			$ 6,935,520	$ 546,076

[1]	On September 27, 2018, the Company completed a bought deal financing (the “September Offering”) of 15,681,818 units (the “September Units”) at a price of C$5.50 per September Unit (the “September Issue Price”). Each September Unit consisted of one Subordinate Voting Share and one-half of one share purchase warrant of the Company (each whole share purchase warrant, a “September Warrant”). Each September Warrant entitles the holder to acquire, one Subordinate Voting Share at an exercise price of C$6.87 for a period of 36 months following the closing of the September Offering.
[2]	On December 5, 2018, the Company completed a bought deal financing (the “December Offering”) of 13,640,000 units (the “December Units”) at a price of C$5.50 per December Unit (the “December Issue Price”). Each December Unit consisted of one Subordinate Voting Share and one share purchase warrant of the Company (“December Warrant”). Each December Warrant entitles the holder thereof to acquire one Subordinate Voting Share at an exercise price of C$6.87 until September 27, 2021.
[3]	During the year ended June 26, 2021, the Company issued 50,000,000 warrants for Subordinate Voting Shares with an exercise price of C$0.50 per warrant and an expiration date of March 27, 2024. The exercise price of the warrants was denominated in a price other than the Company’s functional currency.